Consolidated Statements of Preferred Units and Members Deficit (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Convertible Preferred Stock Series A One Two Three Four Fourb and Five[Member]
Issuanace cost	$ 129,241
Stock issuance costs	$ 7